Schedule of investments

Delaware Corporate Bond Fund October 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.25%
Cemex 3.72% exercise price $10.88, maturity date
3/15/20	2,760,000	$2,767,098
Total Convertible Bond (cost $2,708,835)		2,767,098

Corporate Bonds – 93.70%
Banking - 19.06%
Ally Financial 8.00% 11/1/31	1,840,000	2,580,600
Banco Bilbao Vizcaya Argentaria 6.50%µy	4,600,000	4,755,397
Bank of America
2.456% 10/22/25 µ	2,175,000	2,187,463
2.884% 10/22/30 µ	2,680,000	2,700,804
3.458% 3/15/25 µ	4,665,000	4,874,872
5.125%µy	4,845,000	5,111,475
5.625% 7/1/20	1,965,000	2,012,846
Bank of New York Mellon 3.25% 9/11/24	10,485,000	11,071,834
BBVA USA
2.875% 6/29/22	3,360,000	3,417,080
3.875% 4/10/25	3,955,000	4,173,905
Branch Banking & Trust 2.636% 9/17/29 µ	9,390,000	9,374,006
Citibank
2.844% 5/20/22 µ	2,900,000	2,935,454
3.165% 2/19/22 µ	6,685,000	6,785,466
Citigroup 4.044% 6/1/24 µ	2,700,000	2,861,211
Citizens Financial Group 2.85% 7/27/26	6,530,000	6,638,440
Credit Suisse Group
144A 2.593% 9/11/25 #µ	8,630,000	8,610,393
144A 6.375%#µy	3,600,000	3,802,500
Fifth Third Bancorp 2.375% 1/28/25	2,545,000	2,556,203
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,619,347
Goldman Sachs Group 6.00% 6/15/20	3,045,000	3,120,454
JPMorgan Chase & Co.
4.023% 12/5/24 µ	5,010,000	5,352,306
5.00%µy	5,630,000	5,853,117
KeyBank 3.40% 5/20/26	10,360,000	10,882,874
Morgan Stanley
3.407% (LIBOR03M + 1.22%) 5/8/24 •	3,455,000	3,510,143
5.00% 11/24/25	5,080,000	5,709,183
5.50% 1/26/20	3,105,000	3,129,902
PNC Bank 4.05% 7/26/28	3,035,000	3,382,076
PNC Financial Services Group 2.60% 7/23/26	9,160,000	9,334,981
Popular 6.125% 9/14/23	5,020,000	5,409,050
Regions Financial 3.80% 8/14/23	3,335,000	3,528,922

NQ-460 [10/19] 12/19 (1029421) 1

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Royal Bank of Scotland Group
3.754% 11/1/29 µ	2,185,000	$2,206,674
8.625%µy	3,555,000	3,839,400
Santander UK 144A 5.00% 11/7/23 #	2,965,000	3,192,477
State Street 3.031% 11/1/34 µ	5,015,000	5,073,830
SunTrust Bank 2.80% 5/17/22	9,715,000	9,903,701
SunTrust Banks 4.00% 5/1/25	2,575,000	2,801,024
SVB Financial Group 3.50% 1/29/25	655,000	683,099
UBS 7.625% 8/17/22	3,430,000	3,866,965
UBS Group
144A 3.126% 8/13/30 #µ	2,705,000	2,773,580
6.875%µy	2,745,000	2,857,784
7.125%µy	860,000	906,248
US Bancorp 3.00% 7/30/29	12,710,000	13,196,210
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	1,932,000	1,674,117
Wells Fargo Capital X 5.95% 12/15/36	5,260,000	6,606,903
Zions Bancorp 3.35% 3/4/22	250,000	256,637
		213,120,953
Basic Industry - 6.05%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,777,605
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,849,755
FMC 3.45% 10/1/29	2,575,000	2,655,617
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,332,103
LYB International Finance III 4.20% 10/15/49	3,715,000	3,731,473
Methanex 5.25% 12/15/29	5,425,000	5,542,620
Newmont Goldcorp 2.80% 10/1/29	8,145,000	8,063,470
Olin 5.625% 8/1/29	2,075,000	2,159,598
RPM International 4.55% 3/1/29	2,965,000	3,234,501
Sasol Financing USA
5.875% 3/27/24	1,150,000	1,241,003
6.50% 9/27/28	1,165,000	1,303,571
Sherwin-Williams 2.95% 8/15/29	8,510,000	8,604,014
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,604,026
144A 4.441% 4/24/23 #	1,100,000	1,149,102
144A 5.182% 4/24/28 #	2,260,000	2,398,651
Teck Resources 6.25% 7/15/41	5,495,000	6,130,440
Westlake Chemical 4.375% 11/15/47	849,000	852,606
		67,630,155

2 NQ-460 [10/19] 12/19 (1029421)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage - 1.11%
E*TRADE Financial 3.80% 8/24/27	2,116,000	$2,209,054
Jefferies Group
4.15% 1/23/30	1,725,000	1,746,320
6.45% 6/8/27	5,627,000	6,631,273
6.50% 1/20/43	1,575,000	1,858,981
		12,445,628
Capital Goods - 4.07%
3 M
2.00% 2/14/25	3,040,000	3,041,051
3.25% 8/26/49	6,850,000	6,944,532
Anixter 6.00% 12/1/25	1,570,000	1,617,100
Crown Americas 4.75% 2/1/26	1,115,000	1,173,537
General Electric 5.55% 5/4/20	395,000	401,494
L3Harris Technologies
144A 3.85% 6/15/23 #	1,690,000	1,786,380
144A 4.40% 6/15/28 #	8,105,000	9,122,023
Roper Technologies 2.35% 9/15/24	5,510,000	5,550,452
United Rentals North America 3.875% 11/15/27	1,660,000	1,681,165
United Technologies 3.65% 8/16/23	4,300,000	4,551,752
Waste Management
2.95% 6/15/24	6,975,000	7,235,818
3.45% 6/15/29	3,000	3,246
4.15% 7/15/49	2,067,000	2,387,855
		45,496,405
Communications - 12.41%
AMC Networks 4.75% 8/1/25	2,450,000	2,483,687
American Tower
3.375% 5/15/24	3,430,000	3,581,124
3.80% 8/15/29	5,665,000	6,045,162
AT&T 4.35% 3/1/29	8,135,000	9,017,455
Bell Canada 4.30% 7/29/49	6,330,000	7,203,624
Charter Communications Operating
4.80% 3/1/50	2,465,000	2,511,045
4.908% 7/23/25	4,190,000	4,625,771
Comcast
2.65% 2/1/30	2,645,000	2,684,334
3.45% 2/1/50	915,000	938,440
4.40% 8/15/35	6,150,000	7,150,759
Crown Castle International 5.25% 1/15/23	5,000,000	5,465,187
CSC Holdings 144A 5.375% 2/1/28 #	2,720,000	2,883,200

NQ-460 [10/19] 12/19 (1029421) 3

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications
4.125% 5/15/29	6,935,000	$7,392,399
5.20% 9/20/47	2,030,000	2,212,189
Fox
144A 4.03% 1/25/24 #	6,925,000	7,405,393
144A 4.709% 1/25/29 #	4,585,000	5,223,236
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,131,060
Sprint Spectrum
144A 3.36% 9/20/21 #	1,937,500	1,954,453
144A 4.738% 3/20/25 #	4,195,000	4,483,448
Time Warner Cable 7.30% 7/1/38	5,490,000	7,000,711
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,916,615
Verizon Communications 4.50% 8/10/33	13,130,000	15,391,869
Viacom 4.375% 3/15/43	8,995,000	9,288,979
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,000,000	2,130,000
Vodafone Group
4.25% 9/17/50	2,790,000	2,855,917
4.875% 6/19/49	7,330,000	8,266,145
Walt Disney 1.75% 8/30/24	2,530,000	2,513,710
		138,755,912
Consumer Cyclical - 2.37%
General Motors Financial
4.35% 4/9/25	7,425,000	7,803,524
5.25% 3/1/26	2,150,000	2,334,260
Lowe’s
4.05% 5/3/47	2,000,000	2,123,559
4.55% 4/5/49	6,835,000	7,838,703
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	6,395,701
		26,495,747
Consumer Non-Cyclical - 8.35%
Alcon Finance
144A 2.75% 9/23/26 #	9,715,000	9,934,260
144A 3.80% 9/23/49 #	3,580,000	3,735,509
Amgen 4.663% 6/15/51	3,134,000	3,633,484
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	5,630,000	6,044,088
4.15% 1/23/25	7,925,000	8,670,865
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	9,565,000	9,932,613
Cigna 4.125% 11/15/25	3,981,000	4,317,930
Constellation Brands 3.15% 8/1/29	7,710,000	7,876,736
CVS Health
4.30% 3/25/28	2,220,000	2,411,855

4 NQ-460 [10/19] 12/19 (1029421)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
4.78% 3/25/38	4,000,000	$4,448,662
DH Europe Finance II
2.60% 11/15/29	1,820,000	1,833,984
3.25% 11/15/39	2,480,000	2,537,909
3.40% 11/15/49	5,670,000	5,850,290
Gilead Sciences 4.15% 3/1/47	7,360,000	8,184,753
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,392,466
Mars
144A 3.20% 4/1/30 #	405,000	436,943
144A 3.875% 4/1/39 #	6,145,000	6,901,828
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,197,125
		93,341,300
Electric - 11.33%
AES 4.50% 3/15/23	2,094,000	2,146,350
Avangrid 3.15% 12/1/24	3,485,000	3,628,628
CenterPoint Energy 2.95% 3/1/30	10,615,000	10,675,399
ComEd Financing III 6.35% 3/15/33	4,635,000	5,017,387
DPL 144A 4.35% 4/15/29 #	1,215,000	1,214,696
Duke Energy 4.875%µy	4,575,000	4,834,059
Duke Energy Indiana 3.25% 10/1/49	2,365,000	2,388,382
Emera 6.75% 6/15/76 µ	4,212,000	4,742,628
Entergy Arkansas 4.20% 4/1/49	5,940,000	7,034,579
Entergy Mississippi 3.85% 6/1/49	860,000	957,683
Entergy Texas 3.55% 9/30/49	2,030,000	2,104,437
Evergy 2.90% 9/15/29	4,535,000	4,569,620
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	5,208,364
Interstate Power & Light
3.50% 9/30/49	4,270,000	4,332,373
4.10% 9/26/28	3,500,000	3,888,500
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,156,836
Louisville Gas & Electric 4.25% 4/1/49	6,020,000	7,106,558
MidAmerican Energy 3.15% 4/15/50	2,655,000	2,732,749
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	1,841,000	1,991,582
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	550,000	606,934
NRG Energy
144A 3.75% 6/15/24 #	1,985,000	2,061,112
144A 4.45% 6/15/29 #	3,180,000	3,377,913
NV Energy 6.25% 11/15/20	2,975,000	3,102,129
PacifiCorp 3.50% 6/15/29	3,830,000	4,197,964

NQ-460 [10/19] 12/19 (1029421) 5

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.00% 4/1/47	2,325,000	$2,446,095
4.20% 3/1/29	3,720,000	4,116,324
4.875% 3/1/49	3,555,000	4,223,071
6.00% 1/15/34	1,415,000	1,734,165
Southwestern Electric Power 4.10% 9/15/28	8,270,000	9,204,723
Tampa Electric 3.625% 6/15/50	3,455,000	3,718,833
Union Electric 3.25% 10/1/49	5,520,000	5,667,611
Vistra Operations
144A 3.55% 7/15/24 #	3,310,000	3,393,960
144A 4.30% 7/15/29 #	2,045,000	2,127,451
		126,709,095
Energy - 10.16%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,720,000	5,440,178
Continental Resources 3.80% 6/1/24	6,810,000	6,972,538
Enbridge Energy Partners
4.375% 10/15/20	770,000	785,519
5.50% 9/15/40	1,320,000	1,573,425
Energy Transfer Operating
5.25% 4/15/29	335,000	375,988
6.25% 4/15/49	4,830,000	5,811,442
6.625%µy	5,105,000	4,876,653
Eni 144A 4.25% 5/9/29 #	5,475,000	6,047,182
Exxon Mobil
2.019% 8/16/24	3,680,000	3,710,018
2.275% 8/16/26	3,550,000	3,590,808
Husky Energy 4.40% 4/15/29	5,030,000	5,333,464
Marathon Oil 4.40% 7/15/27	9,600,000	10,323,685
MPLX
4.125% 3/1/27	10,090,000	10,605,052
5.50% 2/15/49	1,865,000	2,093,683
Noble Energy
3.25% 10/15/29	2,720,000	2,711,731
3.90% 11/15/24	2,315,000	2,440,973
4.20% 10/15/49	4,745,000	4,599,965
4.95% 8/15/47	2,000	2,133
NuStar Logistics 5.625% 4/28/27	2,585,000	2,698,094
Occidental Petroleum
2.90% 8/15/24	3,530,000	3,561,450
3.50% 8/15/29	4,380,000	4,440,431
ONEOK 7.50% 9/1/23	4,985,000	5,845,814
Sabine Pass Liquefaction 5.75% 5/15/24	5,514,000	6,170,012

6 NQ-460 [10/19] 12/19 (1029421)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Schlumberger Holdings 144A 4.30% 5/1/29 #	5,445,000	$5,920,503
Targa Resources Partners 5.875% 4/15/26	2,370,000	2,482,812
Transcanada Trust 5.50% 9/15/79 µ	4,775,000	5,109,250
		113,522,803
Finance Companies - 2.89%
AerCap Ireland Capital 3.65% 7/21/27	9,560,000	9,859,399
Aviation Capital Group 144A 4.375% 1/30/24 #	2,670,000	2,813,530
Avolon Holdings Funding
144A 3.95% 7/1/24 #	3,265,000	3,393,804
144A 4.375% 5/1/26 #	2,075,000	2,197,819
144A 5.25% 5/15/24 #	4,715,000	5,153,495
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,053,790
International Lease Finance 8.625% 1/15/22	2,500,000	2,848,495
		32,320,332
Insurance - 2.46%
Brighthouse Financial 4.70% 6/22/47	2,525,000	2,267,224
MetLife 144A 9.25% 4/8/38 #	2,160,000	3,152,963
PartnerRe Finance 3.70% 7/2/29	2,985,000	3,136,734
Prudential Financial
3.70% 3/13/51	3,060,000	3,210,770
4.35% 2/25/50	4,986,000	5,766,292
Reinsurance Group of America 3.90% 5/15/29	6,535,000	7,015,078
Willis North America 3.875% 9/15/49	2,915,000	2,898,409
		27,447,470
Real Estate Investment Trusts - 3.25%
American Tower Trust #1 144A 3.07% 3/15/23 #	2,726,000	2,762,760
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,185,408
CubeSmart 3.00% 2/15/30	2,290,000	2,291,922
GLP Capital
3.35% 9/1/24	4,240,000	4,309,960
4.00% 1/15/30	3,555,000	3,613,554
Life Storage 4.00% 6/15/29	945,000	1,014,743
LifeStorage 3.50% 7/1/26	2,745,000	2,839,402
Simon Property Group 2.45% 9/13/29	5,820,000	5,761,397
UDR 3.00% 8/15/31	5,215,000	5,268,365
WP Carey 4.60% 4/1/24	2,120,000	2,268,790
		36,316,301

NQ-460 [10/19] 12/19 (1029421) 7

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology - 8.05%
Amphenol 2.80% 2/15/30	11,720,000	$11,581,650
Apple
2.05% 9/11/26	1,515,000	1,510,788
2.20% 9/11/29	9,940,000	9,812,728
2.95% 9/11/49	5,540,000	5,366,183
Broadcom
3.50% 1/15/28	2,755,000	2,697,928
144A 4.25% 4/15/26 #	750,000	784,049
Global Payments 2.65% 2/15/25	10,945,000	11,106,395
International Business Machines
3.00% 5/15/24	2,935,000	3,050,002
3.50% 5/15/29	5,865,000	6,310,437
Marvell Technology Group 4.875% 6/22/28	6,280,000	6,973,061
Microchip Technology
3.922% 6/1/21	1,335,000	1,367,696
4.333% 6/1/23	9,520,000	10,081,777
Micron Technology
4.185% 2/15/27	3,090,000	3,230,789
4.663% 2/15/30	3,390,000	3,564,926
NXP
144A 4.125% 6/1/21 #	1,935,000	1,989,440
144A 4.875% 3/1/24 #	7,660,000	8,330,635
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,174,906
		89,933,390
Transportation - 1.00%
FedEx 4.05% 2/15/48	8,845,000	8,727,165
United Airlines 2019-1 Class AA Pass Through Trust
4.15% 8/25/31 ◆	2,220,000	2,429,571
		11,156,736
Utilities - 1.14%
Aqua America 4.276% 5/1/49	3,270,000	3,710,485
NiSource 2.95% 9/1/29	8,920,000	9,024,199
		12,734,684
Total Corporate Bonds (cost $1,011,979,546)		1,047,426,911

Municipal Bond – 0.20%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,209,092
Total Municipal Bond (cost $2,114,553)		2,209,092

8 NQ-460 [10/19] 12/19 (1029421)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements – 0.66%
Altice France Tranche B13 1st Lien 5.921% (LIBOR01M +
4.00%) 8/14/26 •	2,475,000	$2,444,063
Mauser Packaging Solutions Holding Tranche B 1st Lien
5.234% (LIBOR03M + 3.25%) 4/3/24 •	1,304,216	1,271,475
Stars Group Tranche B 1st Lien 5.604% (LIBOR03M +
3.50%) 7/10/25 •	1,269,897	1,276,373
USI Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%)
5/16/24 •	2,468,514	2,399,472
Total Loan Agreements (cost $7,446,141)		7,391,383

US Treasury Obligation – 0.75%
US Treasury Note
1.625% 8/15/29	8,405,000	8,355,916
Total US Treasury Obligation (cost $8,290,088)		8,355,916

	Number of shares
Convertible Preferred Stock – 0.36%
A Schulman 6.00% exercise price $52.33 y	2,808	2,882,412
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	22,731	1,192,241
Total Convertible Preferred Stock (cost $4,053,106)		4,074,653

Preferred Stock – 0.83%
GMAC Capital Trust I 7.943% (LIBOR03M + 5.785%) •	50,000	1,320,500
Morgan Stanley 5.55% µ	7,575,000	7,686,580
USB Realty 144A 3.148% (LIBOR03M + 1.147%)#•	400,000	340,608
Total Preferred Stock (cost $8,930,699)		9,347,688

Short-Term Investments – 3.57%
Money Market Mutual Funds - 3.57%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 1.72%)	7,982,328	7,982,328
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 1.72%)	7,982,327	7,982,328
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 1.71%)	7,982,327	7,982,327
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.72%)	7,982,327	7,982,327
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.67%)	7,982,327	7,982,327
Total Short-Term Investments (cost $39,911,637)		39,911,637

NQ-460 [10/19] 12/19 (1029421) 9

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

Total Value of Securities – 100.32%
(cost $1,085,434,605)	$1,121,484,378
Liabilities Net of Receivables and Other Assets – (0.32%) ★	(3,595,674)
Net Assets Applicable to 183,169,975 Shares Outstanding – 100.00%	$1,117,888,704

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Oct. 31, 2019, the aggregate value of Rule 144A securities was $180,307,006, which represents
16.13% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $283,800 cash collateral held for futures contracts as of Oct. 31, 2019.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2019.
Rate will reset at a future date.
y	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Oct. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at Oct. 31, 2019:

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
	Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Depreciation	Brokers

86	US Treasury Long Bonds	$13,878,250	$14,252,019	12/19/19	$(373,769)	$153,188

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

10 NQ-460 [10/19] 12/19 (1029421)

(Unaudited)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

NQ-460 [10/19] 12/19 (1029421) 11